Income Taxes - Summary of Reconciliation of Tax Expense Computed by Applying Statutory Income Tax Rate to Pre-Tax Loss or Income (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2020 CNY (¥)
Income Tax Disclosure [Abstract]
Income tax benefit at PRC statutory rate	¥ (8,444)	$ (1,224)	¥ (1,502,997)	¥ (1,745,969)
Effect of differing tax rates in different jurisdictions	184,999	26,822	377,604	291,884
Non-deductible expenses	(119,094)	(17,267)	181,972	238,899
Research and development super-deduction	(115,975)	(16,815)	(162,103)	(159,919)
Effect of PRC preferential tax rates and tax holiday	23,564	3,416	269,585	281,437
Other adjustments	(41,940)	(6,080)	(2,151)	(73,027)
Change in valuation allowance	160,890	23,327	934,635	1,189,971
Income tax expense	¥ 84,000	$ 12,179	¥ 96,545	¥ 23,276